1181500

FORM D

PROCESSING
SEC MAIL
RECEIVED
AUG 1 4 2002
154
SECTION
WASH., D.C.

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C 20549

FORM D

OMB Approval	
OMB Number:	3235-0076
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SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): ☒ Rule 504 ☐ Rule 505 ☐ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

02051549

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Contec Innovations Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
#301-Kingsway Corporate Centre, Kingsway Ave, Coq. BC, V3C 6N2	(604) 552-0360
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

Wireless Technology

PROCESSED
AUG 2 1 2002
THOMSON FINANCIAL

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 0 8 Year 0 0 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State; CN for Canada; FN for other foreign jurisdiction) C N

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W.,Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice consittues a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Quan, Perry

Business or Residence Address (Number and Street, City, State, Zip Code)
2962 Elan Place, Coquitlam, British Columbia, V3H 3C8

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Townsend, Merritt Craig

Business or Residence Address (Number and Street, City, State, Zip Code)
1224 Cypress Place, Port Moody, British Colubmia, V3H 3Y7

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Schmidt, Roland

Business or Residence Address (Number and Street, City, State, Zip Code)
EPH-5 - 2763 Chandlery Place, Vancouver, British Columbia, V5S 4V4

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Lay, Donald

Business or Residence Address (Number and Street, City, State, Zip Code)
3825 West 26th Avenue, Vancouver, British Columbia, V6P 1P3

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Meekison, John

Business or Residence Address (Number and Street, City, State, Zip Code)
3780 Sunset Boulevard, North Vancouver, British Columbia, V7R 3X9

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Orsmond, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
235 West 18th Avenue, Vancouver, British Columbia, V7M 1W7

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold or does the issuer intend to sell, to non-accredited investors in this offering?	☒	☐

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ N/A

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL] [AK] [AZ] [AR] [CA] [CO] [CT] [DE] [DC] [FL] [GA] [HI] [ID]
[IL] [IN] [IA] [KS] [KY] [LA] [ME] [MD] [MA] [MI] [MN] [MS] [MO]
[MT] [NE] [NV] [NH] [NJ] [NM] [NY] [NC] [ND] [OH] [OK] [OR] [PA]
[RI] [SC] [SD] [TN] [TX] [UT] [VT] [VA] [WA] [WV] [WI] [WY] [PR]

(Use blank sheet, or copy and use additional coopies of this sheet, as necessary)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero". If the transaction is an exchange offering, check this box ☐ and indicate in the column below the amounts of the securities offered for exchange and already exchanged.

Type of Security (see Appendix 'A' attached)	Aggregate Offering Price	Amount Already Sold
Debt	$ N/A	$ N/A
Equity	$14,179.37	$14,179.37
☒ Common ☐ Preferred		
Convertible Securities (including warrants)	$Nominal	$Nominal
Partnership Interests	$ N/A	$ N/A
Other (Specify ____)	$ N/A	$ N/A
Total	$ N/A	$ N/A

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors		$
Non-accredited Investors		$
Total (for filings under Rule 504 only)	3	$14,179.37

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total	N/A	$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☑	$941.40
Printing and Engraving Costs	☑	$5,522.88
Legal Fees	☑	$141,623.19
Accounting Fees	☑	$8,786.40
Engineering Fees	☐	$Nil
Sales Commissions (Specify finder's fees separately)	☑	$67,780.80
Other Expenses (identify) (see Appendix 'B' attached)	☑	$22,103.56
Total	☑	$246,758.23

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C-Question 1 and total expenses furnished in response to Part C-Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... N/A (see Appendix 'A' attached)

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C-Question 4.b. above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☑ $ 37,656	☑ $ 401,664
Purchase of real estate	☐ $	☐ $ Nil
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☑ $ 28,242
Construction or leasing of plant buildings and facilities	☐ $	☑ $ 31,380
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger	☐ $	☐ $ Nil
Repayment of indebtedness	☑ $ 133,678.80	$
Working capital	☐ $	☐ $ Nil
Other (specify)	☐ $	☐ $ Nil
	☐ $	☐ $
Column Totals	☑ $ 171,334.80	$ 461,286
Total Payments Listed (column totals added)	☑ $632,620.80	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b) (2) of Rule 502.

Issuer (Print or Type)	Signature	Date
CONTEC INNOVATIONS INC.	[signature]	August 13, 2002
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
John Meekison	Director and Secretary	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

APPENDIX "A"

FOR THE PURPOSES OF THIS FORM D, IN SECTION 1 AND 2 OF PART C WE HAVE PROVIDED DETAILS FOR SECURITIES ISSUED TO U.S. RESIDENTS ONLY. IN SECTIONS 4 AND 5 OF PART C, HOWEVER, THE AMOUNTS GIVEN ARE FOR THE ENTIRE TRANSACTION, NOT JUST AS THEY RELATE TO THE U.S. PORTION OF THE TRANSACTION. UNLESS OTHERWISE STATED, THE AMOUNTS STATED IN THIS FORM D ARE IN US DOLLARS CALCULATED AT AN EXCHANGE RATE OF US$0.6276 PER CDN$1.00.

The securities were issued to US residents as part of a reverse takeover and prospectus offering in Canada carried out in reliance on section 903(b)(1) of Regulation S. The details of the transaction are as follows:

Contec Innovations Inc. formerly Trioptimum Capital Corp. (the "Company") completed an acquisition of Contec Innovation Services Inc. formerly Contec Innovations Inc. ("Contec") effective July 30, 2002, such acquisition constituting the Company's Qualifying Transaction pursuant to TSX Venture Exchange Policy 2.4. The transaction was carried out by way of a Share Exchange Agreement (the "Share Exchange Agreement") whereby the Company acquired all of the issued and outstanding common shares of Contec (the "Contec Shares") having a deemed value of Cdn$0.50 per Contec Share, in exchange for common shares of the Company (the "Shares") having a deemed value of Cdn$0.50 per Share. Pursuant to the Share Exchange Agreement, the Company also issued 1,999,666 warrants (the "A Warrants") to Contec warrant holders, each A Warrant entitling the holder to acquire one common share of the Company (the "A Warrant Shares") at a price of Cdn$0.50 per A Warrant Share for 12 months from the date of issuance and thereafter at a price of Cdn$0.75 per A Warrant Share until June 30, 2002, and 444,050 warrants (the "B Warrants") to a Contec warrant holder, each B Warrant entitling the holder to acquire one common share of the Company (the "B Warrant Shares") at a price of Cdn$0.75 per B Warrant Share until June 30, 2002 . In addition, in consideration of holders of share purchase options of Contec ("Contec Options") agreeing to terminate such Contec Options, the Company issued 254,584 share purchase options (the "Options") to Contec Option holders, such Options having substantially similar terms as the Contec Options.

Under the Share Exchange Agreement, two U.S. residents received an aggregate 45,186 Shares to be held jointly by such individuals, and two other US residents received an aggregate of 8,000 Options. The Options are of nominal value.

Concurrent with the closing of the Qualifying Transaction, the Company completed a prospectus financing (the "Financing") of 2.4 million Shares at a price of Cdn$0.50 per Share for gross proceeds of Cdn$1.2 million (approximately US$753,120). Wolverton Securities Inc. (the "Agent") acted as agent in connection with the Financing. In consideration for their services as agent, the Company paid the Agent an aggregate cash commission and fee of Cdn$120,840, and issued 120,000 agent's warrants (the "Agent's Warrants") to the Agent. Each Agent's Warrant entitles the holder to acquire one common share ("Agent's Warrant Share") of the Company at a price of Cdn$0.50 per Agent's Warrant Share until July 30, 2004. None of the purchasers under the Financing were U.S. residents.

APPENDIX "B"

Item C: 4.a. Breakdown of Other Expenses (estimate):

Corporate Finance fee	$8,058.38
TSX Venture Exchange Filing Fees	$13,019.56
Canadian Securities Commissions Filing Fees	$1,025.62
Total:	$22,103.56

70317.1